Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Technical Service Fees under Management Agreements

The following are technical service fees that were charged under the management agreements in place up to the acquisition date:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 5).

Schedule of Costs Incurred Under Management Agreements

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	2012(1)	2011	2010

Technical services	$9,700	$135,381	$108,046

Dry-dock activities included in technical services	421	5,855	4,673

Administrative and strategic services	5	72	72

Reimbursed expenses	305	4,074	3,087

Construction supervision	100	2,056	1,864

(1)	Relate to the 26 days prior to acquisition

Schedule of Costs Incurred With Manager and Parties Related Thereto

The Company incurred the following costs with the Manager and parties related thereto:

	2012	2011	2010

Consulting services	$—	$84	$192

Arrangement fee	1,790	1,832	1,500

Technical service fees advance	—	2,947	—

Transaction fee	123	369	—